Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company has assessed all events from December 31, 2025, up through April 30, 2026, which is the date of these consolidated financial statements are available to be issued, except as disclosed below, there are no other material subsequent events that require disclosure in these consolidated financial statements.

On February 9, 2026, the Company entered into Securities Purchase Agreements (the “Securities Purchase Agreements”) with several investors named therein (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a best effort offering (the “Offering”), a total of 14,850,000 Class A Ordinary Shares of par value $0.0003125 per share (the “Class A Ordinary Shares”) at the price of $0.5454 per Class A Ordinary Share. The Securities Purchase Agreement contains customary representations and warranties and agreements of the Company and the Purchasers and customary indemnification rights and obligations of the parties. The Offering was closed on February 11, 2026.

In March 2026, an escalation of military conflict in the Middle East, involving Iran, the United States, and Israel, led to severe disruptions in maritime shipping across the Persian Gulf and the effective closure of the Strait of Hormuz. These geopolitical developments have triggered a sharp increase in global energy prices and raised significant market concerns regarding prolonged constraints on the supply of crude oil, petroleum products, and liquefied natural gas. The ultimate impact of these events on the Company’s business, financial condition, results of operations, and cash flows will depend on future developments, which remain highly uncertain and unpredictable. Consequently, the Company cannot reasonably estimate the financial impact of this subsequent event at this time.